SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2021	$ (8,068)
Other comprehensive income before reclassifications	21
Amounts reclassified from AOCI	(1,460)
Other comprehensive loss	(1,439)	$ 598	$ 542
Balance as of December 31, 2021	(9,507)	(8,068)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2021	(9,913)
Other comprehensive income before reclassifications	(325)
Amounts reclassified from AOCI
Other comprehensive loss	(325)
Balance as of December 31, 2021	(10,238)	(9,913)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of January 1, 2021	1,845
Other comprehensive income before reclassifications	346
Amounts reclassified from AOCI	(1,460)
Other comprehensive loss	(1,114)
Balance as of December 31, 2021	$ 731	$ 1,845